Loans and Interest Receivable	12 Months Ended
Dec. 31, 2017
Text Block [Abstract]
Loans and Interest Receivable

6.     LOANS AND INTEREST RECEIVABLE

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
	(In millions)
Loans and interest receivable, current	1,849	24,598	3,780
Allowance for credit losses	(49)	(660)	(101)

Net loans and interest receivable, current	1,800	23,938	3,679

Loans and interest receivable, non-current	2,778	3,571	549
Allowance for credit losses	(69)	(104)	(16)

Net loans and interest receivable, non-current	2,709	3,467	533

The movements in the allowance for credit losses were as follows:

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
	(In millions)
Balance as of January 1	—	9	118	18
Additions	9	109	888	136
Charge-offs	—	—	(242)	(37)

Balance as of December 31	9	118	764	117